QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

19. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following is unaudited quarterly financial information for the two year period ended December 31, 2012. In management’s opinion, the unaudited financial information has been prepared on the same basis as the audited information and includes all adjustments (consisting only of normal recurring adjustments) necessary for fair presentation of the quarterly financial information presented.

	Quarter Ended
	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011
	(in thousands, except per share data)
Summary consolidated statement of operations:
Total revenue	$146,095	$147,683	$152,497	$174,180
Income from operations	56,315	55,235	58,075	39,399
Income from continuing operations	33,465	33,616	37,773	18,720
Income (loss) from discontinued operations	38,510	(1,261)	—	—
Net income	71,975	32,355	37,773	18,720
Basic net income (loss) per common share from:
Continuing operations	$0.45	$0.46	$0.52	$0.26
Discontinued operations	0.52	(0.02)	—	—

Basic net income per common share	$0.97	$0.44	$0.52	$0.26

Diluted net income (loss) per common share from:
Continuing operations	$0.45	$0.45	$0.51	$0.26
Discontinued operations	0.51	(0.02)	—	—

Diluted net income per common share	$0.96	$0.43	$0.51	$0.26

	Quarter Ended
	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012
	(in thousands, except per share data)
Summary consolidated statement of operations:
Total revenue	$199,582	$206,462	$211,172	$214,172
Income from operations	64,386	68,360	74,625	69,288
Income from continuing operations	33,962	38,592	45,753	37,780
Income (loss) from discontinued operations	—	—	—	—
Net income	33,962	38,592	45,753	37,780
Basic net income per common share from:
Continuing operations	$0.51	$0.58	$0.69	$0.57
Discontinued operations	—	—	—	—

Basic net income per common share	$0.51	$0.58	$0.69	$0.57

Diluted net income per common share from:
Continuing operations	$0.50	$0.57	$0.68	$0.56
Discontinued operations	—	—	—	—

Diluted net income per common share	$0.50	$0.57	$0.68	$0.56